ATLAS PIPELINE PARTNERS, L.P.

Park Place Corporate Center One

1000 Commerce Drive, 4th floor

Pittsburgh, PA 15275

August 30, 2012

Mara L. Ransom

Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, NE

Washington, D.C. 20549-3010

Re:	Atlas Pipeline Partners, L.P.

First Amendment Registration Statement on Form S-3

Filed August 29, 2012

File No. 333-183198

Dear Ms. Ransom:

On behalf of Atlas Pipeline Partners, L.P. (the “Company”), this letter responds to the staff’s letter of comment, dated August 24, 2012, with respect to the above-referenced filing. For your convenience, we first restate your comments in italics and then provide the Company’s response.

Plan of Distribution, page 35

1.	We note your disclosure on page 35 that Citigroup Global Markets Inc. may be deemed to be an “underwriter.” We further note your statements in the prospectus that Citigroup “will use its reasonable efforts to sell on our behalf all of the designated common units,” that Citigroup will act “as [y]our sales agent,” and that Citigroup will receive a commission for sale of the common units. In addition, we note your disclosure that Citigroup may purchase registered common units from you as a principal for its own account. In view of Citigroup’s role as a market professional and involvement in your offering, please tell us the basis for your conclusion that the Citigroup is not an “underwriter” within the meaning of Section 2(a)(11) of the Securities Act of 1933. In preparing your response, you may wish to refer to Question 111.01 of our Securities Act Sections Compliance and Disclosure Interpretations, which are available on our website. Please note that if you determine that Citigroup is a statutory underwriter then you must identify Citigroup as such on your cover page and in your plan of distribution. Please refer to Items 501(b)(8) and 508 of Regulation S-K.

Response:

The Company has revised the ninth paragraph under “Plan of Distribution” as follows (changes noted in bold underline):

“In connection with the sale of the common units on our behalf, Citigroup Global Markets Inc. ~~may~~ will be deemed to be an “underwriter” within the meaning of the Securities Act of 1933, as amended, or the Securities Act, and the compensation paid to Citigroup Global Markets Inc. ~~may~~ will be deemed to be underwriting commissions or discounts. We have agreed to provide indemnification and contribution to the sales agent against certain liabilities, including civil liabilities under the Securities Act.”

The Company has added the same statement to the front cover of the prospectus.

Very truly yours, ATLAS PIPELINE PARTNERS, L.P.
By:	Atlas Pipeline Partners GP, LLC

By:	/s/ Robert W. Karlovich, III
Name: Title:	Robert W. Karlovich, III Chief Accounting Officer